CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	$ 49,189	¥ 320,039	¥ 274,873
Time deposits	31,148	202,659	372,150
Short-term investment	15,481	100,722
Prepaid expenses and other current assets	13,055	84,941	65,766
Total current assets	108,873	708,361	712,789
Non-current assets:
Held-to-maturity security	1,038	6,751	6,943
Property and equipment, net	7,533	49,009	41,576
Intangible assets, net	1,489	9,686	4,629
Goodwill	649	4,223	4,223
Other non-current assets	849	5,526	5,367
Total non-current assets	11,558	75,195	62,738
Total assets	120,431	783,556	775,527
Current liabilities:
Deferred revenues (including deferred revenue of the consolidated variable interest entities ("VIEs") without recourse to the Company of RMB653,413 and RMB1,176,565 as of December 31, 2016, and 2017 respectively, Note 1)	180,835	1,176,565	653,413
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of RMB82,308 and RMB101,760 as of December 31, 2016 and 2017, respectively, Note 1)	34,243	222,798	166,524
Taxes payable (including taxes payable of the consolidated VIEs without recourse to the Company of RMB14,268 and RMB14,874 as of December 31, 2016 and 2017, respectively, Note 1)	3,840	24,985	18,923
Total current liabilities	218,918	1,424,348	838,860
Non-current liabilities:
Deferred revenues (including deferred revenues of the consolidated VIEs without recourse to the Company of RMB33,706 and RMB25,230 as of December 31, 2016 and 2017, respectively, Note 1)	3,878	25,230	33,706
Deferred tax liabilities	19	124	226
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to the Company of RMB251 and RMB235 as of December 31, 2016 and 2017, respectively, Note 1)	345	2,245	1,918
Total non-current liabilities	4,242	27,599	35,850
Total liabilities	223,160	1,451,947	874,710
Commitments and contingencies
Shareholders' deficit:
Ordinary shares (US$0.0001 par value; 1,500,000,000 and 1,500,000,000 shares (including 1,000,000,000 Class A shares, 350,000,000 Class B shares and 150,000,000 shares to be designated by the Board of Directors) authorized as of December 31, 2016 and 2017, respectively; 300,833,124 and 302,714,259 shares (including 77,120,858 Class A shares and 225,593,401 Class B shares) issued and outstanding as of December 31, 2016 and 2017, respectively)	30	197	196
Additional paid-in capital	165,612	1,077,523	1,041,259
Accumulated other comprehensive income	1,181	7,676	32,338
Accumulated deficit	(269,552)	(1,753,787)	(1,172,976)
Total shareholders' deficit	(102,729)	(668,391)	(99,183)
Total liabilities and shareholders' deficit	$ 120,431	¥ 783,556	¥ 775,527